Net income per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share

Basic and diluted net income per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income	209,130	269,771	281,891
Net (income) loss attributable to non-controlling interests	(264)	(59)	187
Net income attributable to redeemable non-controlling interests	—	—	(781)
Net income attributable to ordinary shareholders of Baozun Inc.	208,866	269,712	281,297

Net income per share attributable to ordinary shareholders of Baozun Inc.
Basic	1.29	1.59	1.62
Diluted	1.19	1.50	1.57

Net income per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	3.87	4.76	4.85
Diluted	3.56	4.51	4.72

Shares (Denominator):
Weighted average number of ordinary shares
Basic	162,113,815	169,884,906	173,937,013
Diluted	176,115,049	179,327,029	178,932,010